Investment securities and fair value disclosure	12 Months Ended
Mar. 31, 2019
Investment securities and fair value disclosure
Investment securities and fair value disclosure

11.Investment securities and fair value disclosure

	As of March 31, 2018
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value
	(in millions of RMB)
Equity securities:
Listed equity securities	20,303	10,990	(1,587)	(983)	28,723
Equity securities accounted for under the fair value option	498	67	—	—	565
Debt investments (i)	13,898	—	—	(179)	13,719
	34,699	11,057	(1,587)	(1,162)	43,007

	As of March 31, 2019
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value
	(in millions of RMB)
Equity securities:
Listed equity securities	57,121	15,968	(11,887)	—	61,202
Investments in privately held companies (ii)	81,894	14,107	(78)	(13,250)	82,673
Debt investments (i)	23,843	44	(20)	(725)	23,142
	162,858	30,119	(11,985)	(13,975)	167,017

(i)

Debt investments include convertible bonds accounted for under the fair value option, for which the fair value as of March 31, 2018 and 2019 were RMB1,256 million and RMB2,742 million, respectively. Unrealized gains recorded on these convertible bonds in the consolidated income statements were nil and RMB44 million during the years ended March 31, 2018 and 2019, respectively. Debt investments also include investments in certain wealth management products amounting to RMB6.9 billion as of March 31, 2018 and 2019. These investments were pledged to a financial institution in the PRC to secure a financing provided by this financial institution amounting to RMB6.9 billion to one of the Company’s founders and an equity holder in certain of the Company’s variable interest entities, to support his minority investment through a PRC limited partnership in Wasu Media Holding Co., Ltd., a company listed on the Shenzhen Stock Exchange.

(ii)

Upon the adoption of ASU 2016-01, certain investments in privately held companies that were previously accounted for under the cost method with a carrying value of RMB59,942 million as of March 31, 2018 were reclassified into investment securities as of April 1, 2018.

Details of the significant additions during the years ended March 31, 2017, 2018 and 2019 are set out in Note 4.

For equity securities, a summary of gains and losses, including impairment losses, recognized in interest and investment income, net is as follows:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Net unrealized gains recognized during the period for equity securities still held as of the end of the period	—	11	598
Net gains recognized during the period from disposals of equity securities during the period	5,601	1	5,120
Net gains recognized during the period on equity securities	5,601	12	5,718

As of March 31, 2018, net unrealized gains of RMB9,403 million on listed equity securities previously classified as available-for-sale were recorded in accumulated other comprehensive income. Upon the adoption of ASU 2016-01, the Company carried these equity securities at fair value with unrealized gains and losses recorded in the consolidated income statements. Unrealized gains and losses recorded in accumulated other comprehensive income as of March 31, 2018 related to those equity securities previously classified as available-for-sale, in the amount of RMB8,196 million, net of tax, were reclassified into retained earnings as of April 1, 2018 (Note 2(t)). For listed equity securities previously classified as available-for-sale with unrealized losses, their related aggregate fair values amounted to RMB7,636 million as of March 31, 2018. The carrying amounts of listed equity securities previously classified as available-for-sale that were in a loss position over twelve months were insignificant as of the same date.

In addition, upon the adoption of ASU 2016-01, the Company no longer accounts for certain other equity investments in privately held companies over which the Company neither has control nor significant influence through investment in common stock or in-substance common stock using the cost method. Beginning on April 1, 2018, the Company elected to record a majority of equity investments in privately held companies using the measurement alternative (Note 2(t)). These equity securities, which amounted to RMB59,942 million as of March 31, 2018, were previously classified under investments in equity investees and were reclassified into investment securities on the consolidated balance sheets as of April 1, 2018 (Note 13). During the year ended March 31, 2019, upward adjustments of RMB15,474 million, and impairments and downward adjustments of RMB10,404 million, were recorded in interest and investment income, net, in the consolidated income statement. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities. As of March 31, 2019, the amount of investments in privately held companies for which the Company elected to record using the measurement alternative amounted to RMB81,514 million.

During the years ended March 31, 2017, 2018 and 2019, no realized gains or losses were recognized for the disposal of debt investments. During the same periods, impairment losses on debt investments of RMB173 million, RMB6 million and RMB546  million were recorded in interest and investment income, net in the consolidated income statements, respectively.

The carrying amount of debt investments approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1	-	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2	-

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	-	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of short-term investments and listed equity securities are based on quoted prices in active markets for identical assets or liabilities. Other financial instruments, such as interest rate swap contracts, are valued based on inputs derived from or corroborated by observable market data. Valuations of convertible and exchangeable bonds that do not have a quoted price are performed using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility. The valuation of contingent consideration is performed using an expected cash flow method with unobservable inputs including the probability to achieve the contingencies, which is assessed by the Company, in connection with the contingent consideration arrangements. Investments in privately held companies for which the Company elected to record using the measurement alternative were re-measured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values were estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, as well as rights and obligations of the securities that the Company holds.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	6,086	—	—	6,086
Restricted cash and escrow receivables	3,417	—	—	3,417
Listed equity securities	28,723	—	—	28,723
Equity securities accounted for under the fair value option	—	—	565	565
Convertible bonds accounted for under the fair value option	—	—	1,256	1,256
Interest rate swap contracts	—	542	—	542
	38,226	542	1,821	40,589
Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	120	120
	—	—	120	120

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	3,262	—	—	3,262
Restricted cash and escrow receivables	8,518	—	—	8,518
Listed equity securities	61,202	—	—	61,202
Convertible bonds accounted for under the fair value option	244	—	2,498	2,742
Interest rate swap contracts	—	331	—	331
Others	604	1,444	1,159	3,207
	73,830	1,775	3,657	79,262
Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	5,122	5,122
	—	—	5,122	5,122

Convertible bonds categorized within Level 3 under the fair value hierarchy:

Amounts
(in millions of RMB)
Balance as of April 1, 2017	—
Additions	1,264
Foreign currency translation adjustments	(8)
Balance as of March 31, 2018	1,256
Additions	1,153
Foreign currency translation adjustments	89
Balance as of March 31, 2019	2,498

Contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy:

Amounts
(in millions of RMB)
Balance as of April 1, 2017	921
Payment	(770)
Net decrease in fair value	(17)
Foreign currency translation adjustments	(14)
Balance as of March 31, 2018	120
Additions (i)	4,790
Net decrease in fair value	(45)
Foreign currency translation adjustments	257
Balance as of March 31, 2019	5,122

(i)	Additions during the year ended March 31, 2019 were related to the acquisition of Ele.me (Note 4(c)).